Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	80 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
DGA Core Plus Absolute Return ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.30%	8.46%	8.91%	10.39%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	17.10%	15.88%	15.67%
S&P® Target Risk Moderate Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%	7.66%	5.27%	6.56%